Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share

Note 4. Earnings Per Share

Successor Period

The Company has determined that its Series A Preferred Stock are a class of common shares, and as such, the Company used the two-class method of computing earnings per share for Common Stock and Series A Preferred Stock according to participation rights in undistributed earnings. Under this method, when the Company is in a loss position, net loss is allocated on a pro-rata basis to the holders of Common Stock and Series A Preferred Stock.

The following table sets forth the computation of basic and diluted earnings per share of Common Stock and Series A Preferred Stock using the two-class method.

Three Months Ended March 31,
Successor 2025
Basic Shares:
Numerator:
Net loss	$(25,793)
Undistributed loss allocated to Series A Preferred Stock	211
Net loss available to holders of Common Stock	$(25,582)

Denominator:
Weighted average Common Stock outstanding – basic	121,476,215
Weighted average Series A Preferred Stock outstanding – basic	1,000,000
Basic loss per Common Stock	$(0.21)
Basic loss per Series A Preferred Stock	$(0.21)

Dilutive Shares:
Numerator:
Net loss available to holders of Common Stock	$(25,582)
Add back: loss allocated to holders of Series A Preferred Stock	(211)
Net loss available to holders of Common Stock	$(25,793)
Denominator:
Weighted average Common Stock outstanding – basic	121,476,215
Add: dilutive securities
Stock options	—
Warrants	—
Restricted Stock Units	—
Series A Preferred Stock	1,000,000
Weighted average Common Stock outstanding – diluted	122,476,215
Weighted average Series A Preferred Stock outstanding – diluted	1,000,000
Diluted loss per Common Stock	$(0.21)
Diluted loss per Series A Preferred Stock	$(0.21)

For the three months ended March 31, 2025 (Successor), the Company excluded the following potential dilutive shares from the computation of the diluted earnings per share as the impact would be anti-dilutive: 125,000 shares issuable upon exercise of stock options, 212,901 shares issuable upon exercise of Warrants, 973,092 unvested RSUs and 3,196,648 contingently issuable shares, representing the Annual Dividend Amount (see “Note 3. Stockholders’ Equity”), payable in the form of shares of Common Stock, that holders of Series A Preferred Stock would be entitled to receive assuming that the volume weighted average price of the Company’s Common Stock for the last ten trading days of the period at $11.52 per share, would be the same average price during the last ten trading days of the calendar year.

Predecessor Period

Basic and diluted earnings per share for the three months ended March 31, 2024 (Predecessor) were calculated as follows:

Three Months Ended March 31,
Predecessor 2024
Basic Shares:
Numerator:
Net loss	$(1,271)
Net loss available to Common Shares	$(1,271)

Denominator:
Weighted average Common Shares Outstanding – basic	5,024,802
Dilutive shares from stock options	—
Weighted average Common Shares outstanding – diluted	5,024,802
Basic loss per Common Share	$(0.25)
Diluted loss per Common Share	$(0.25)

For the three months ended March 31, 2024 (Predecessor), 183,319 potential dilutive shares related to stock options were excluded from the computation of diluted earnings per share because their effect would be anti-dilutive.

Additionally, the Company had outstanding stock options that were eligible to vest on achievement of certain market thresholds on a change of control. For the Predecessor three months ended March 31, 2024, the contingently issuable potential shares are excluded from the computation of basic and diluted earnings per share as the contingency was not met as of the end of the reporting period. These excluded shares are as follows:

Predecessor
Outstanding as of March 31, 2024
Tranche B Options	186,933
Tranche C Options	55,872

Note 5. Earnings Per Share

Successor Period

For the Successor period, basic earnings per share of Common Stock excludes dilution and is computed by dividing net income (loss) by the weighted average number of shares of Common Stock outstanding during the period. The Company has determined that its Series A Preferred Stock are a class of common shares. Accordingly, the Company used the two-class method of computing earnings per share for Common Stock and Series A Preferred Stock according to participation rights in undistributed earnings. Under this method, net income (loss) is allocated on a pro rata basis to the holders of Common Stock and Series A Preferred Stock.

The following table sets forth the computation of basic and diluted earnings per share of Common Stock and Series A Preferred Stock using the two-class method. The application of the two-class method yields the same dilutive effects applying if-converted to the Series A Preferred Stock given 1:1 participation:

2024
Successor July 30 to December 31
Basic Shares:
Numerator:
Net loss	$(105,452)
Loss allocated to Series A Preferred Stock	861
Net loss allocated to holders of Common Stock	$(104,591)

Denominator:
Weighted average Common Stock outstanding – basic	121,454,845
Weighted average Series A Preferred Stock outstanding – basic	1,000,000
Basic loss per Common Stock	$(0.86)
Basic loss per Series A Preferred Stock	$(0.86)

Dilutive Shares:
Numerator:
Net loss allocated to holders of Common Stock	$(104,591)
Add back: Loss allocated to holders of Series A Preferred Stock	(861)
Net loss available to Common Stock	$(105,452)
Denominator:
Weighted average Common Stock outstanding – basic	121,454,845
Add: dilutive securities
Share Options	—
Warrants	—
Restricted Stock Units	—
Series A Preferred Stock	1,000,000
Weighted average Common Stock outstanding – diluted	122,454,845
Weighted average Series A Preferred Stock outstanding – diluted	1,000,000
Diluted loss per Common Stock	$(0.86)
Diluted loss per Series A Preferred Stock	$(0.86)

For the Successor period ended December 31, 2024, the Company excluded the following potential dilutive shares from the computation of the diluted earnings per share as the impact would be anti-dilutive: 125,000 Share Options, 18,264,876 Warrants and 1,605,000 shares of unvested RSUs.

Predecessor Period

Basic and diluted earnings per share for the period from January 1 to July 29, 2024 (Predecessor), and years ended December 31, 2023 and 2022 (Predecessor) were calculated as follows:

	2024 Predecessor January 1 to July 29 (As Restated)	2023	2022
		Predecessor January 1 to December 31	Predecessor January 1 to December 31
Basic Shares:
Numerator:
Net income (loss)	$(15,703)	$(6,289)	$20,043
Net income (loss) available to Common Shares	$(15,703)	$(6,289)	$20,043

Denominator:
Weighted average Common Shares Outstanding – basic	5,024,802	5,024,802	5,026,061
Dilutive shares from stock options	—	—	67,663
Weighted average Common Shares outstanding – diluted	5,024,802	5,024,802	5,093,724
Basic income (loss) earnings per Common Share	$(3.13)	$(1.25)	$3.99
Diluted income (loss) earnings per Common Share	$(3.13)	$(1.25)	$3.93

For the Predecessor periods ended July 29, 2024, and December 31, 2023, 228,522 and 100,413 potential dilutive shares related to stock options were excluded from the computation of diluted earnings per share because their effect would be anti-dilutive.

Additionally, the Company had outstanding stock options that were eligible to vest on achievement of certain market thresholds on a change of control. For the Predecessor period ended July 29, 2024 and the years ended December 31, 2023 and 2022, the contingently issuable potential shares are excluded from the computation of basic and diluted earnings per share as the contingency was not met as of the end of each reporting period. These excluded shares are as follows:

	Outstanding as of
	July 29, 2024	December 31, 2023	December 31, 2022
Tranche B Options	180,828	186,933	169,843
Tranche C Options	55,872	55,872	55,872